UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-21552
                                                     -----------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
        ----------------------------------------------------------------
                     (Exact name of registrant as specified
                                   in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                          J.P. Morgan Alternative Asset
                                Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
        ----------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code:  212-648-1953
                                                            --------------

                        Date of fiscal year end:  March 31
                                                 ----------

                  Date of reporting period:  September 30, 2007
                                            --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

                                   (UNAUDITED)

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                  For the six months ended September 30, 2007
                                   (Unaudited)




                                    CONTENTS


Schedule of Investments...............................................         1
Statement of Assets, Liabilities and Members' Capital.................         3
Statement of Operations...............................................         4
Statement of Changes in Members' Capital..............................         5
Statement of Cash Flows...............................................         6
Financial Highlights..................................................         7
Notes to Financial Statements.........................................         8
Directors and Officers Biographical Data .............................        15

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                               September 30, 2007
                                   (Unaudited)

                                                                                                           % OF
                                                                                                          MEMBERS'
STRATEGY                INVESTMENT FUND                                        COST         FAIR VALUE     CAPITAL      LIQUIDITY
---------               ---------------                                     -----------    ------------    -------    --------------
Distressed Securities   Ore Hill Fund, L.P.                                $  3,095,000    $  4,546,921     2.92%      Semi-Annually
Distressed Securities   Plainfield Special Situations Onshore Feeder, L.P.    3,600,000       3,609,000     2.32%        Quarterly
Distressed Securities   Strategic Value Restructuring Fund, L.P.              6,112,337       8,156,174     5.24%         Annually
                                                                           ------------    ------------   ------
                        TOTAL                                                12,807,337      16,312,095    10.48%
                                                                           ------------    ------------   ------
Long/Short Equities     Black Bear Fund I, L.P.                               5,084,000       6,486,437     4.16%        Quarterly
Long/Short Equities     Eastern Advisor Fund, L.P.                              322,253         314,225     0.20%       Side Pocket
Long/Short Equities     Glenview Institutional Partners, L.P.                 3,407,566       5,125,635     3.29%        Quarterly
Long/Short Equities     Lansdowne European Long Only, L.P.                    4,400,000       5,223,760     3.36%        Quarterly
Long/Short Equities     PMA Prospect Fund                                     5,811,409       6,782,978     4.35%         Monthly
Long/Short Equities     Tremblant Concentrated Fund, L.P.                     5,000,000       6,218,923     3.99%         Annually
Long/Short Equities     ValueAct Capital Partners, L.P.                       5,750,000       6,868,576     4.41%         Annually
Long/Short Equities     ValueAct Capital Partners III, L.P.                   3,500,000       3,370,215     2.17%         Annually
                                                                           ------------    ------------   ------
                        TOTAL                                                33,275,228      40,390,749    25.93%
                                                                           ------------    ------------   ------
Merger Arbitrage/
 Event Driven           Deephaven Event Fund, LLC                             4,771,973       6,103,189     3.92%         Monthly
Merger Arbitrage/
 Event Driven           Magnetar Capital Fund, L.P.                           6,000,000       7,811,516     5.02%      Semi-Annually
Merger Arbitrage/
 Event Driven           Pendragon Lancelot II Fund, LLC                       5,150,884       7,105,937     4.56%        Quarterly
Merger Arbitrage/
 Event Driven           Taconic Opportunity Fund, L.P.                        3,300,000       3,210,248     2.06%        Quarterly
                                                                           ------------    ------------   ------
                        TOTAL                                                19,222,857      24,230,890    15.56%
                                                                           ------------    ------------   ------
Opportunistic           Brevan Howard, L.P.                                   4,684,000       6,582,560     4.23%         Monthly
Opportunistic           Red Kite Compass Fund, L.P.                           1,806,937       2,462,527     1.58%        Quarterly
                                                                           ------------    ------------   ------
                        TOTAL                                                 6,490,937       9,045,087     5.81%
                                                                           ------------    ------------   ------
Relative Value          Aviator Partners, L.P.                                    8,179           4,162     0.00%        Quarterly
Relative Value          BAM Opportunity, L.P.                                 3,921,148       4,404,066     2.83%        Quarterly
Relative Value          Black River Commodity Multi-Strategy Fund, LLC        5,700,000       6,219,100     3.99%      Semi-Annually
Relative Value          D.E. Shaw Composite Fund, LLC                         6,458,575       7,708,614     4.95%        Quarterly
Relative Value          D.E. Shaw Oculus Fund, LLC                            3,750,000       6,033,015     3.87%        Quarterly
Relative Value          DKR Sound Shore Oasis Fund, L.P.                      6,371,533       8,755,355     5.62%        Quarterly
Relative Value          Evolution M Fund, L.P.                                6,805,533       8,445,091     5.42%        Quarterly
Relative Value          Hudson Bay Fund, L.P.                                 4,250,000       4,671,812     3.00%        Quarterly
Relative Value          QVT Associates, L.P.                                  7,992,000      12,246,088     7.86%        Quarterly
Relative Value          Red Kite Metals Fund, LLC                             3,612,074       3,515,132     2.26%        Quarterly
Relative Value          Waterfall Eden Fund, L.P.                             4,150,000       4,107,468     2.64%        Quarterly
                                                                           ------------    ------------   ------
                        TOTAL                                                53,019,042      66,109,903    42.44%
                                                                           ------------    ------------   ------
Short Selling           Copper River Partners, L.P.                           3,555,569       3,168,719     2.03%         Annually
Short Selling           Kingsford Capital Partners, L.P.                      3,729,682       3,931,471     2.52%        Quarterly
                                                                           ------------    ------------   ------
                        TOTAL                                                 7,285,251       7,100,190     4.55%
                                                                           ------------    ------------   ------
                        TOTAL INVESTMENTS                                  $132,100,652     163,188,914    104.77%
                                                                           ============
                        Other Liabilities, less Other Assets                                 (7,432,670)   (4.77%)
                                                                                           ------------   ------
                        MEMBERS' CAPITAL                                                   $155,756,244   100.00%
                                                                                           ============   ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                               September 30, 2007
                                   (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Distressed Securities                       10.00%
Long/Short Equities                         24.75%
Merger Arbitrage/Event Driven               14.85%
Opportunistic                                5.54%
Relative Value                              40.51%
Short Selling                                4.35%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 104.77% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.


THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                               September 30, 2007
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value (cost $132,100,652)       $ 163,188,914
Cash and cash equivalents                                                    1,413,283
Interest receivable                                                              7,026
                                                                         --------------
           TOTAL ASSETS                                                    164,609,223
                                                                         --------------
LIABILITIES
Tender offer proceeds payable                                                8,092,749
Contributions received in advance                                              325,000
Professional fees payable                                                      222,021
Management Fees and Manager Administrative Services Fees payable               191,078
Administration fees payable                                                     21,057
Other accrued expenses                                                           1,074
                                                                         --------------
           TOTAL LIABILITIES                                                 8,852,979
                                                                         --------------
MEMBERS' CAPITAL                                                         $ 155,756,244
                                                                         ==============

THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations
                   For the six months ended September 30, 2007
                                   (Unaudited)

INVESTMENT INCOME
Interest                                                                    $    79,463
                                                                            -----------

EXPENSES
Management Fees and Manager Administrative Services Fees                      1,151,511
Administration fees                                                             115,894
Professional fees                                                                89,750
Insurance expenses                                                               45,513
Directors fees                                                                   10,000
Interest expense                                                                  8,963
Custodian fees                                                                    6,332
SEC filing fees                                                                   2,524
Other expenses                                                                    2,524
                                                                            -----------
Total expenses                                                                1,433,011
                                                                            -----------

NET INVESTMENT LOSS                                                          (1,353,548)
                                                                            -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
Net realized gain from investment fund transactions                           1,029,525
Net change in unrealized appreciation on investment funds                     7,228,651
                                                                            -----------

Net realized and unrealized gain from investment fund transactions            8,258,176
                                                                            -----------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                    $ 6,904,628
                                                                            ===========

THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital
                   For the six months ended September 30, 2007
                                   (Unaudited)

                                                                      MANAGING
                                                                       MEMBER       SPECIAL MEMBER     OTHER MEMBERS       TOTAL
FROM INVESTMENT ACTIVITIES
     Net investment loss                                            $       (103)   $      (2,519)    $  (1,350,926)   $ (1,353,548)
     Net realized gain from investment fund transactions                      77            1,449         1,027,999       1,029,525
     Net change in unrealized gain on investment funds                       548           12,644         7,215,459       7,228,651
     Incentive allocation                                                    (23)         307,380          (307,357)             --
                                                                   -----------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     499          318,954         6,585,175       6,904,628

FROM MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                    --               --         5,245,000       5,245,000
     Repurchase fee                                                           --                2             1,119           1,121
     Capital redemptions                                                      --         (264,495)      (13,574,606)    (13,839,101)
                                                                   -----------------------------------------------------------------
         NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                          --         (264,493)       (8,328,487)     (8,592,980)
                                                                   -----------------------------------------------------------------
         NET CHANGE IN MEMBERS' CAPITAL                                      499           54,461        (1,743,312)     (1,688,352)
         MEMBERS' CAPITAL AT APRIL 1, 2007                                12,057          528,258       156,904,281     157,444,596
                                                                   -----------------------------------------------------------------

         MEMBERS' CAPITAL AT SEPTEMBER 30, 2007                     $     12,556    $     582,719     $ 155,160,969    $155,756,244
                                                                   =================================================================

                        For the year ended March 31, 2007

                                                                   Managing Member  Special Member     Other Members          Total
FROM INVESTMENT ACTIVITIES
     Net investment loss                                            $       (163)   $      (1,530)    $  (2,517,836)   $ (2,519,529)
     Net realized gain from investment fund transactions                     405            6,876         5,471,489       5,478,770
     Net change in unrealized gain on investment funds                       496            3,227         7,459,151       7,462,874
     Incentive allocation                                                    (36)         309,692          (309,656)             --
                                                                   -----------------------------------------------------------------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
           OPERATIONS                                                        702          318,265        10,103,148      10,422,115
FROM MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                    --               --        53,200,000      53,200,000
     Repurchase fee                                                            7              131            99,620          99,758
     Capital redemptions                                                       -          (17,620)      (33,682,553)    (33,700,173)
                                                                   -----------------------------------------------------------------
         NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                           7          (17,489)       19,617,067      19,599,585
                                                                   -----------------------------------------------------------------
         NET CHANGE IN MEMBERS' CAPITAL                                      709          300,776        29,720,215      30,021,700
         MEMBERS' CAPITAL AT APRIL 1, 2006                                11,348          227,482       127,184,066     127,422,896
                                                                   -----------------------------------------------------------------

         MEMBERS' CAPITAL AT MARCH 31, 2007                         $     12,057    $     528,258     $ 156,904,281    $157,444,596
                                                                   =================================================================

THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                         J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 Statement of Cash Flows
                       For the six months ended September 30, 2007
                                       (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from operations                           $ 6,904,628

   Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:

      Purchases of investment funds                                                   (11,600,000)
      Proceeds from dispositions of investment funds                                   10,153,144
      Net realized gain from investment fund transactions                              (1,029,525)
      Net change in unrealized gain on investment funds                                (7,228,651)
      Decrease in investments paid in advance                                           1,500,000
      Decrease in receivable for investment funds sold                                 11,107,601
      Decrease in prepaid fees                                                             45,512
      Decrease in interest receivable                                                       7,998
      Decrease in line of credit payable                                               (1,800,000)
      Increase in professional fees payable                                                 6,571
      Decrease in management fees and manager administrative services
          fees payable                                                                     (2,598)
      Decrease in administration fees payable                                             (35,605)
      Decrease in other accrued expenses                                                  (16,119)
                                                                                      -----------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                                      8,012,956
                                                                                      -----------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                4,971,121
   Capital redemptions                                                                (15,356,027)
                                                                                      -----------
         NET CASH USED BY FINANCING ACTIVITIES                                        (10,384,906)
                                                                                      -----------
NET DECREASE IN CASH                                                                   (2,371,950)

Cash and cash equivalents at beginning of period                                        3,785,233
                                                                                      -----------
Cash and cash equivalents at end of period                                            $ 1,413,283
                                                                                      ===========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Interest expense paid during the year                                              $    10,285
                                                                                      ===========


THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                   J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                            Financial Highlights
                                 (Unaudited)

Ratios and Other Financial Highlights

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:

                                                                                                                  FOR THE PERIOD
                                                                                                               FROM AUGUST 1, 2004
                                                     FOR THE SIX            FOR THE            FOR THE          (COMMENCEMENT OF
                                                     MONTHS ENDED          YEAR ENDED         YEAR ENDED         OPERATIONS) TO
                                                   SEPTEMBER 30, 2007     MARCH 31, 2007    MARCH 31, 2006       MARCH 31, 2005
                                                   ------------------     --------------    --------------     -------------------
TOTAL RETURN BEFORE PERFORMANCE ALLOCATION                 4.32%(c)               6.33%             8.96%              4.80%(c)

PERFORMANCE ALLOCATION                                    (0.18%)(c)             (0.18%)           (0.42%)            (0.24%)(c)
                                                   -----------------      --------------     -------------     -----------------
TOTAL RETURN AFTER PERFORMANCE ALLOCATION                  4.14%(c)               6.15%             8.54%              4.56%(c)

Ratios to average net assets:
        Expenses, before waivers(a)                        1.77%(b)               1.85%             2.30%              3.05%(b)

        Expenses, net of waivers(a)                        1.77%(b)               1.85%             2.20%              2.30%(b)
        Performance allocation                             0.19%                  0.20%             0.45%              0.26%
                                                   -----------------      --------------     -------------     -----------------
        Expenses including performance
                allocation, net of waivers(a)              1.96%(b)               2.05%             2.65%              2.56%(b)

        Net investment loss, before waivers(a)            (1.67%)                (1.61%)           (2.19%)            (3.00%)(b)
        Net investment loss, net of waivers(a)            (1.67%)                (1.61%)           (2.09%)            (2.25%)(b)

Portfolio turnover rate                                    6.34%                 34.88%            38.28%              2.30%(c)
Net Assets applicable to Other Members             $155,160,969           $156,904,281      $127,184,066        $86,505,763


(a) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005 and for the year ended March 31, (2006.)
(b) Annualized
(c) Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS. HOWEVER, TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.


THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

1.    ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all incentive-based performance allocations, if any from Members' accounts.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.    USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.    PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.    PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

Investments in Investment Funds with a value of $163,188,914, which is approximately 104.77% of the Fund's net assets at September 30, 2007 have been fair valued and are illiquid and restricted as to resale or transfer.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

C.    DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included as unrealized appreciation or depreciation in the Statement of Operations.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.    FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F.    INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G.    NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.

Based on its analysis, the Fund has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, the Fund's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

H.    CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (approximately 1.25% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the six months ended September 30, 2007, the Funds' operating expenses did not exceed the expense limitation. The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC did not waive any of its fees for the six months ended September 30, 2007. Any previously waived fees by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

PFPC Trust Company ("PFPC Trust") serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services, the Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

4.    LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $8 million. Interest is payable on any outstanding balance at PRIME plus Margin (0%) or LIBOR plus Margin (0.85%). During the six months ended September 30, 2007, interest expense on such borrowings was $4,997, all of which was paid as of September 30, 2007. The average outstanding line of credit balance for the 29 days outstanding during the six months ended September 30, 2007 was $655,882. The average interest paid on such borrowing was 7.83%. Credit facility fees incurred for the six months ended September 30, 2007 amounted to $3,967.

5.    SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the year ended September 30, 2007 amounted to $11,600,000 and $10,153,144 respectively.

At September 30, 2007, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $32,021,710 and gross unrealized depreciation on investments was $933,448, resulting in net unrealized appreciation on investments of $31,088,262.

6.    CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the six months ended September 30, 2007, the fund did not charge repurchase fees to any Member.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

At the end of each calendar year, each Member's return on investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year (the "Performance Allocation"), net of the Member's allocable share of the Management Fee and the Manager Administrative Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member. The "Preferred Return" is equal to the 3-month U.S. Treasury Bill yield (as defined below) for each month during the relevant calendar year (or any shorter period of calculation). The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities", or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.

No Performance Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Performance Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

As of September 30, 2007, $53,049 was reallocated to the capital account of the Special Member. Based upon profits for the period from April 1, 2007 to September 30, 2007, the additional Performance Allocation that would be reallocated to the Special Member is $502,161. This amount is subject to change as Performance Allocations occur at the end of each calendar year.

7.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


Notes to Financial Statements September 30, 2007 (unaudited) (concluded)
--------------------------------------------------------------------------------

7.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk. Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

8.    INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.    SUBSEQUENT EVENTS

Through October 31, 2007, the Fund received subscriptions from investors of $7,965,000, of which $325,000 was received in advance of September 30, 2007.

On October 5, 2007, the Fund's Board of Directors appointed Mr. Anthony G. Van Schaick as a Director of the Fund. Mr. Van Schaick is not an "interested person" of the Fund, as such term is defined under the 1940 Act.

                     J.P. Morgan Multi-Strategy Fund, L.L.C.



Directors and Officers Biographical Data (unaudited)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                            TERM OF          PRINCIPAL            IN FUND
                           POSITION(S)   OFFICE(i) AND   OCCUPATION(S) DURING     COMPLEX
                            HELD WITH    LENGTH OF TIME      THE PAST           OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE        FUND         SERVED            5 YEARS             DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer             Director       May 26,    Senior Vice President        None.    Board Member, Children's Hospital of New
Stone Energy Corporation                    2004      and Chief Financial                   Orleans;   Board  Member,   J.P.  Morgan
625 East Kaliste Saloom                  to present   Officer of Stone Energy               Corporate   Finance   Investors;   Board
Road                                                  Corporation (oil and                  Member,   J.P.  Morgan  U.S.   Corporate
Lafayette, LA 70508                                   gas company); prior                   Finance Investors II; Board Member, J.P.
DOB: 6-29-1957                                        thereto, Partner,                     Morgan    Europe    Corporate    Finance
                                                      Director of Research                  Investors II; Board Member,  J.P. Morgan
                                                      and Senior Energy                     Venture Capital Investors; Board Member,
                                                      Analyst of Johnson Rice               J.P.  Morgan Venture  Capital  Investors
                                                      & Co. L.L.C.                          II.
                                                      (investment banking
                                                      firm).
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                               May 26,                                           Board   Member,    Batterymarch   Global
Prendergast                 Director       2004      Executive Vice                None.    Emerging  Markets  Fund;  Board  Member,
Prendergast Capital                     to present   President of Finance of                Cincinnati  Incorporated;  Board Member,
Management                                           LaBranche & Co.                        Aftermarket  Technology  Corp.;  Private
270 Davidson Avenue                                  (specialist firm on the                Equity Fund Advisory Board Member,  E.M.
Somerset, NJ  08873                                  NYSE); prior thereto                   Warburg,  Pincus & Co.;  Private  Equity
DOB: 4-20-1941                                       Chairman and CEO of                    Fund  Advisory   Board  Member,   Lehman
                                                     AT&T Investment                        Brothers;  Board  Member,  Turrell Fund;
                                                     Management Corp. (money                Board  Member,   J.P.  Morgan  Corporate
                                                     management company).                   Finance  Investors;  Board Member,  J.P.
                                                                                            Morgan U.S.  Corporate Finance Investors
                                                                                            II; Board  Member,  J.P.  Morgan  Europe
                                                                                            Corporate  Finance  Investors  II; Board
                                                                                            Member,   J.P.  Morgan  Venture  Capital
                                                                                            Investors;  Board  Member,  J.P.  Morgan
                                                                                            Venture Capital Investors II.
------------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. Morgan Multi-Strategy Fund, L.L.C.

--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                            TERM OF          PRINCIPAL            IN FUND
                           POSITION(S)   OFFICE(i) AND   OCCUPATION(S) DURING     COMPLEX
                            HELD WITH    LENGTH OF TIME      THE PAST           OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE        FUND         SERVED            5 YEARS             DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein         Director       May 26, 2005      Managing Director,     None.    Board    Member,    National    Surgical
JPMorgan Investment                        to present       JPMorgan                        Hospitals,   Inc.;   and  Board  Member,
Management, Inc.                                            Investment                      Response   Insurance;   Advisory   Board
245 Park Avenue, Floor 3                                    Management, Inc.                Member,  Accel Partners;  Advisory Board
New York, NY 10167                                                                          Member,   Accel-IDG;    Advisory   Board
DOB: 2-2-1956                                                                               Member,  Accel  London;  Advisory  Board
                                                                                            Member,  Apax US; Advisory Board Member,
                                                                                            Clayton, Dubilier & Rice; Advisory Board
                                                                                            Member, Fenway Partners;  Advisory Board
                                                                                            Member,   Great  Hill  Equity  Partners;
                                                                                            Advisory   Board   Member,    Highbridge
                                                                                            Capital  Corp.;  Advisory  Board Member,
                                                                                            MeriTech  Capital   Partners;   Advisory
                                                                                            Board Member, New Enterprise Associates;
                                                                                            Advisory  Board  Member,   North  Bridge
                                                                                            Growth  Equity;  Advisory  Board Member,
                                                                                            North Bridge Venture Partners;  Advisory
                                                                                            Board Member,  Redpoint Omega;  Advisory
                                                                                            Board Member, Redpoint Venture Partners;
                                                                                            Advisory  Board Member,  TA  Associates;
                                                                                            and  Advisory  Board  Member,   Valhalla
                                                                                            Partners.
------------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. Morgan Multi-Strategy Fund, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
--------------------------------------------------------------------------------

                                 POSITION(S) HELD WITH       AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS, AND AGE                    FUND                TIME SERVED                            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein            Chief Executive Officer     May 26, 2005        Managing   Director,   JPMorgan   Investment
JPMorgan Investment                                        to present         Management, Inc.
Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 2-2-1956
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo             Chief Financial Officer     May 26, 2005        Vice President and Chief Financial  Officer,
J.P. Morgan Alternative                                    to present         J.P. Morgan  Alternative  Asset  Management,
Asset Management, Inc.                                                        Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 7-27-1960
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     J.P. Morgan Multi-Strategy Fund, L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date              11/20/07
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date              11/20/07
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Thomas J. Divuolo
                          ------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date              11/21/07
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.